Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Retail revenues	$ 1,188,504	$ 1,841,296	$ 6,456,593	$ 5,207,572
Wholesale revenues	1,245	138,993	223,943	389,522
Total revenues	1,189,749	1,980,289	6,680,536	5,597,094
Cost of revenues	(127,058)	(517,930)	(1,587,566)	(1,753,496)
Gross profit	1,062,691	1,462,359	5,092,970	3,843,598
Operating expenses
Payroll and related expenses	883,907	1,208,009	5,194,742	3,160,763
Rent expense	628,902	652,100	2,996,529	1,742,232
General and administrative expenses	327,746	626,847	2,046,143	2,137,567
Professional fees	332,375	137,610	1,169,644	799,490
Depreciation and amortization expense	69,375	57,291	269,087	151,710
Total operating expenses	2,242,305	2,681,857	11,676,145	7,991,762
Loss from operations	(1,179,614)	(1,219,498)	(6,583,175)	(4,148,164)
Other income (expense)
Interest expense	(275,453)	$ (30,802)	(285,661)	(16,073)
Commitment fees	(500,000)
Other income	2,771	$ 1,400	18,111	7,903
Total other expense	(772,682)	(29,402)	(267,550)	(8,170)
Net loss	$ (1,952,296)	$ (1,248,900)	$ (6,850,725)	$ (4,156,334)
Basic loss per common share	$ (0.05)	$ (0.08)	$ (0.26)	$ (0.23)
Basic weighted average common shares outstanding	38,390,153	15,969,510	26,536,767	18,064,196